Earnings per share (Tables)	12 Months Ended
Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of earnings per common share
Earnings per common share have been computed based on the following for the year ended December 31:

	2014	2013	2012
Net income attributable to Oneida Financial Corp.	$5,127,702	$6,086,188	$5,760,418
Net earnings allocated to participating securities	(18,096)	(98,251)	(51,048)
Net earnings allocated to common stock	$5,109,606	$5,987,937	$5,709,370

Basic
Distributed earnings allocated to common stock	$3,311,671	$3,294,538	$3,264,243
Undistributed earnings allocated to common stock	1,797,935	2,693,399	2,445,127
Net earnings allocated to common stock	$5,109,606	$5,987,937	$5,709,370

Weighted average common shares outstanding including shares considered participating securities	6,991,538	6,965,877	6,912,886
Less: Average unallocated ESOP shares	(11,172)	(37,688)	(70,166)
Less: Average participating securities	(78,222)	(106,604)	(55,099)
Weighted average shares	6,902,144	6,821,585	6,787,621
Basic earnings per share	$0.74	$0.88	$0.84

Diluted
Net earnings allocated to common stock	$5,109,606	$5,987,937	$5,709,370

Weighted average common shares outstanding for basic earnings per common share	6,902,144	6,821,585	6,787,621
Add: Dilutive effects of assumed exercise of stock options and nonparticipating shares	61,181	52,187	5,681
Weighted average shares and dilutive potential common shares	6,963,325	6,873,772	6,793,302
Diluted earnings per common share	$0.73	$0.87	$0.84